LOANS (covered) - Covered Nonaccrual Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Restructured Loans, Nonaccrual Status	$ 13,000,000	$ 14,100,000	$ 18,100,000
Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	3,787,000	11,722,000	11,160,000
Restructured Loans, Accrual Status	335,000	0	0
Total impaired loans	4,122,000	11,722,000	11,160,000
Restructured Loans, Nonaccrual Status	900,000	0	0
Interest income effect
Gross amount of interest that would have been recorded under original terms	412,000	673,000	1,020,000
Interest income included in revenue-Nonaccrual loans	24,000	85,000	58,000
Interest income included in revenue-Restructured loans	6,000	0	0
Total interest included in income	30,000	85,000	58,000
Net impact on interest income	382,000	588,000	962,000
Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	540,000	4,498,000	7,203,000
Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	1,349,000	2,986,000	2,192,000
Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,000	0	0
Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	1,893,000	4,227,000	1,747,000
Covered Loans | Other
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 0	$ 11,000	$ 18,000